Noncontrolling interest	12 Months Ended
Dec. 31, 2019
Noncontrolling interest
Noncontrolling interest

17.   Noncontrolling interest

a) Summarized financial information

The summarized financial information, prior to the eliminations of the intercompany balances and transactions, about subsidiaries with material noncontrolling interest are as follow. The stand-alone financial statements of those entities may differ from the financial information reported herein, which is prepared considering Vale’s accounting policies.

	December 31, 2019
			Vale
	PTVI	VNC	Moçambique S.A.	Others	Total
Current assets	462	169	188	—	—
Non-current assets	1,630	604	199	—	—
Related parties - Stockholders	84	34	29	—	—
Total assets	2,176	807	416	—	—
Current liabilities	140	199	320	—	—
Non-current liabilities	61	236	147	—	—
Related parties - Stockholders	—	344	10,221	—	—
Total liabilities	201	779	10,688	—	—
Stockholders' equity	1,975	28	(10,272)	—	—
Equity attributable to noncontrolling interests	806	1	(1,982)	101	(1,074)
Net income (loss)	67	(2,055)	(3,183)	—	—
Net income (loss) attributable to noncontrolling interests	27	(103)	(613)	192	(497)
Dividends paid to noncontrolling interests (i)	—	—	—	184	184

(i)    Dividends paid to noncontrolling interests relates to US$162 to Minerações Brasileiras Reunidas and US$21 to Vale Oman Pelletizing.

	December 31, 2018

				Vale
	MBR	PTVI	VNC	Moçambique S.A.	Others	Total
Current assets	581	465	202	303	—	—
Non-current assets	2,499	1,567	1,922	1,709	—	—
Related parties - Stockholders	721	111	56	22	—	—
Total assets	3,801	2,143	2,180	2,034	—	—
Current liabilities	187	165	141	313	—	—
Non-current liabilities	282	153	256	79	—	—
Related parties - Stockholders	197	—	766	8,731	—	—
Total liabilities	666	318	1,163	9,123	—	—
Stockholders' equity	3,135	1,825	1,017	(7,089)	—	—
Equity attributable to noncontrolling interests	1,254	745	51	(1,290)	87	847
Net income (loss)	434	58	351	(985)	—	—
Net income (loss) attributable to noncontrolling interests	174	24	18	(190)	10	36
Dividends paid to noncontrolling interests (i)	168	—	—	—	14	182

(i)   Dividends paid to others noncontrolling interests relates to Vale Oman Pelletizing

	December 31, 2017
					Compañia
				Vale	Mineradora Miski
	MBR	PTVI	VNC	Moçambique S.A.	Mayo S.A.C. (i)	Others	Total
Net income (loss)	434	(15)	(572)	(659)	(11)	—	—
Net income (loss) attributable to noncontrolling interests	174	(6)	(28)	(104)	(6)	(16)	14
Dividends paid to noncontrolling interests (ii)	113	—	—	—	—	13	126

(i)    Discontinued operations

(ii)   Dividends paid to others noncontrolling interests relates to Vale Oman Pelletizing